Schedule of Reconciliation of Numerators and Denominators (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss available to common shareholders	$ (39,815,021)	$ (3,923,998)
Less: Net loss attributable to the noncontrolling interest	(191,112)	(18,717)
Net Loss Attributable to SharonAI Holdings Inc.	$ (39,623,909)	$ (3,905,281)
Basic weighted average number of common shares outstanding	9,804,075	5,056,870
Diluted weighted average number of common shares outstanding	9,804,075	5,056,870
Basic net loss per common share outstanding	$ (4.04)	$ (0.77)
Diluted net loss per common share outstanding	$ (4.04)	$ (0.77)